Significant Contingent Liabilities and Unrecognized Contract Commitments - Summary Capital Expenditure Contracted for but Not Yet Incurred and are Cancelable (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Capital Commitments [Abstract]
Property, plant and equipment	$ 11,037	$ 361	$ 1,781